Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 3,005	$ (45,818)
Fuel and natural gas in storage	1,351	(4,385)
Supplies and consumables inventory	(7,189)	(1,864)
Income taxes recoverable	(763)	(557)
Prepaid expenses	2,907	(2,755)
Accounts payable	(22,915)	7,525
Accrued liabilities	28,687	14,041
Current income tax liability	2,974	(3,190)
Asset retirements and environmental obligations	(7,293)	(4,372)
Net regulatory assets and liabilities	(8,890)	(46,344)
Changes in non-cash operating items	$ (8,126)	$ (87,719)